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Transparent Value Trust | Guggenheim RBP Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Defensive Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 103 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 65 of the Fund’s prospectus and the “How to Purchase Shares” section on page 39 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Large-Cap Defensive Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Large-Cap Defensive Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses		1.18%	1.18%	1.21%	1.29%
Other Expenses (as a percentage of Assets):		1.34%	1.19%	1.22%	1.30%
Expenses (as a percentage of Assets)		2.34%	2.94%	1.97%	2.30%
Fee Waiver or Reimbursement	[1]	(1.13%)	(0.98%)	(1.01%)	(1.09%)
Net Expenses (as a percentage of Assets)		1.21%	1.96%	0.96%	1.21%
[1]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed through February 1, 2021 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.20%, Class C-1.95%, Institutional Class-0.95%, and Class P-1.20%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim RBP Large-Cap Defensive Fund - USD ($)	Class A	Class C	Institutional Class	Class P
Expense Example, with Redemption, 1 Year	592	299	98	123
Expense Example, with Redemption, 3 Years	1,067	817	520	614
Expense Example, with Redemption, 5 Years	1,568	1,462	969	1,131
Expense Example, with Redemption, 10 Years	2,941	3,192	2,214	2,551

Expense Example, No Redemption - USD ($)	Transparent Value Trust Guggenheim RBP Large-Cap Defensive Fund Class C
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	817
Expense Example, No Redemption, 5 Years	1,462
Expense Example, No Redemption, 10 Years	3,192

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Defensive Index. The Defensive Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts ("REITs"), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) by applying Guggenheim Investments' Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Defensive Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that are believed to have below average economic and market sensitivity, below average exposure to market volatility and a high RBP® probability. As of December 31, 2019, the Defensive Index was composed of 100 securities. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Investment Manager will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies that comprise the Index at the time of initial purchase. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Large-capitalization companies are those that constitute the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. As of December 31, 2019, market capitalizations of companies included in the Defensive Index ranged from approximately $5.1 billion to $437.2 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in exchange-traded funds ("ETFs"), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when or if the Fund is small.
Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Interest Rate Risk — Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The risks associated with rising interest rates are heightened given the recent low interest rate environment.
Investment in Investment Vehicles Risk — Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.
Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.
The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value or errors can be made in the quantitative analysis when calculating RBP® Probability scores, for example. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis. Quantitative analysis also can be subject to errors and mistakes, such as errors when calculating RBP® Probability scores, for example.
REIT Risk — In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class P share (effective May 9, 2016, Class F-1 shares were renamed to Class P shares) performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance and the Guggenheim RBP® Large-Cap Defensive IndexSM. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter – March 31, 2019	13.37%
Worst Quarter – December 31, 2018	-12.71%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Class P shares only. After-tax returns for other classes will vary. The returns shown below reflect applicable sales charges, if any.

Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Large-Cap Defensive Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A	24.28%	8.75%	10.80%	Apr. 27, 2010
Class C	Class C	28.50%	9.29%	10.84%	Apr. 18, 2011
Institutional Class	Institutional Class	30.88%	10.38%	11.90%	Feb. 15, 2011
Class P	Return Before Taxes	30.58%	10.14%	11.59%	Apr. 27, 2010
After Taxes on Distributions | Class P	Return After Taxes on Distributions	28.44%	7.26%	8.32%	Apr. 27, 2010
After Taxes on Distributions and Sales | Class P	Return After Taxes on Distributions and Sale of Fund Shares	19.40%	7.15%	8.12%	Apr. 27, 2010
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	31.42%	11.57%	13.23%
Guggenheim RBP Large-Cap Defensive Index	Guggenheim RBP® Large-Cap Defensive IndexSM (reflects no deduction for fees, expenses or taxes)	32.22%	11.59%	13.14%

Transparent Value Trust | Guggenheim RBP Dividend Fund
Guggenheim RBP® Dividend Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 103 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 65 of the Fund’s prospectus and the “How to Purchase Shares” section on page 39 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Dividend Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Dividend Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		none	none	0.01%	0.01%
Component3 Other Expenses		0.87%	0.89%	0.86%	1.05%
Other Expenses (as a percentage of Assets):		1.02%	8.90%	0.87%	1.06%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		2.03%	2.65%	1.63%	2.07%
Fee Waiver or Reimbursement	[1]	(0.82%)	(0.69%)	(0.66%)	(0.85%)
Net Expenses (as a percentage of Assets)		1.21%	1.96%	0.97%	1.22%
[1]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed through February 1, 2021 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.20%, Class C-1.95%, Institutional Class-0.95%, and Class P-1.20%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim RBP Dividend Fund - USD ($)	Class A	Class C	Institutional Class	Class P
Expense Example, with Redemption, 1 Year	592	299	99	124
Expense Example, with Redemption, 3 Years	1,006	758	450	567
Expense Example, with Redemption, 5 Years	1,444	1,344	824	1,035
Expense Example, with Redemption, 10 Years	2,659	2,932	1,877	2,332

Expense Example, No Redemption - USD ($)	Transparent Value Trust Guggenheim RBP Dividend Fund Class C
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	758
Expense Example, No Redemption, 5 Years	1,344
Expense Example, No Redemption, 10 Years	2,932

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Dividend Index. The Dividend Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts ("REITs"), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) by applying Guggenheim Investments' Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Dividend Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that are believed to have the highest indicated dividend yield and the highest RBP® probabilities. As of December 31, 2019, the Dividend Index was composed of 100 securities. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Investment Manager will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of dividend paying companies that comprise the Index at the time of initial purchase. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2019, market capitalizations of companies included in the Dividend Index ranged from approximately $4 billion to $1.2 trillion.
The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in exchange-traded funds ("ETFs"), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when or if the Fund is small.
Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Interest Rate Risk — Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The risks associated with rising interest rates are heightened given the recent low interest rate environment.
Investment in Investment Vehicles Risk — Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Mid-Capitalization Securities Risk — The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.
Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.
The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value or errors can be made in the quantitative analysis when calculating RBP® Probability scores, for example. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis. Quantitative analysis also can be subject to errors and mistakes, such as errors when calculating RBP® Probability scores, for example.
REIT Risk — In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance and the Guggenheim RBP® Dividend IndexSM. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter – March 31, 2019	13.02%
Worst Quarter – December 31, 2018	-12.55%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class shares only. After-tax returns for other classes will vary. The returns shown below reflect applicable sales charges, if any.

Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Dividend Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A	22.54%	7.96%	10.18%	Apr. 18, 2011
Class C	Class C	26.74%	8.46%	10.20%	Apr. 18, 2011
Institutional Class	Return Before Taxes	28.87%	9.56%	11.31%	Feb. 10, 2011
Class P	Class P	28.63%	9.28%	11.04%	Apr. 18, 2011
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	26.82%	6.83%	8.15%	Feb. 10, 2011
After Taxes on Distributions and Sales | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	17.37%	6.28%	7.67%	Feb. 10, 2011
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	31.42%	11.57%	12.80%
Guggenheim RBP Dividend Index	Guggenheim RBP® Dividend IndexSM (reflects no deduction for fees, expenses or taxes)	30.69%	10.87%	12.73%

Transparent Value Trust | Guggenheim RBP Large-Cap Market Fund
Guggenheim RBP® Large-Cap Market Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 103 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 65 of the Fund’s prospectus and the “How to Purchase Shares” section on page 39 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses		1.20%	1.16%	1.20%	1.33%
Other Expenses (as a percentage of Assets):		1.36%	1.17%	1.21%	1.34%
Expenses (as a percentage of Assets)		2.36%	2.92%	1.96%	2.34%
Fee Waiver or Reimbursement	[1]	(1.15%)	(0.96%)	(1.00%)	(1.13%)
Net Expenses (as a percentage of Assets)		1.21%	1.96%	0.96%	1.21%
[1]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed through February 1, 2021 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.20%, Class C-1.95%, Institutional Class-0.95%, and Class P-1.20%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund - USD ($)	Class A	Class C	Institutional Class	Class P
Expense Example, with Redemption, 1 Year	592	299	98	123
Expense Example, with Redemption, 3 Years	1,071	813	518	622
Expense Example, with Redemption, 5 Years	1,576	1,453	965	1,148
Expense Example, with Redemption, 10 Years	2,959	3,174	2,204	2,589

Expense Example, No Redemption - USD ($)	Transparent Value Trust Guggenheim RBP Large-Cap Market Fund Class C
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	813
Expense Example, No Redemption, 5 Years	1,453
Expense Example, No Redemption, 10 Years	3,174

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Market Index. The Market Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts ("REITs"), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) by applying Guggenheim Investments' Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Market Index focuses on companies in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that are believed to have average economic and market sensitivity, average exposure to market volatility and a high RBP® probability. As of December 31, 2019, the Market Index was composed of 100 securities. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Investment Manager will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies that comprise the Index at the time of initial purchase. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Large-capitalization companies are those that constitute the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. As of December 31, 2019, market capitalizations of companies included in the Market Index ranged from approximately $4 billion to $1.2 trillion.
The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in exchange-traded funds ("ETFs"), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when or if the Fund is small.
Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Interest Rate Risk — Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The risks associated with rising interest rates are heightened given the recent low interest rate environment.
Investment in Investment Vehicles Risk — Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.
Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.
The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value or errors can be made in the quantitative analysis when calculating RBP® Probability scores, for example. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis. Quantitative analysis also can be subject to errors and mistakes, such as errors when calculating RBP® Probability scores, for example.
REIT Risk — In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class P share (effective May 9, 2016, Class F-1 shares were renamed to Class P shares) performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance and the Guggenheim RBP® Large-Cap Market IndexSM. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter – March 31, 2019	15.82%
Worst Quarter – September 30, 2011	-16.14%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Class P shares only. After-tax returns for other classes will vary. The returns shown below reflect applicable sales charges, if any.

Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Large-Cap Market Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A	24.77%	9.34%	11.40%	Apr. 27, 2010
Class C	Class C	28.90%	9.87%	10.85%	Apr. 18, 2011
Institutional Class	Institutional Class	31.41%	10.98%	11.82%	Feb. 15, 2011
Class P	Return Before Taxes	30.98%	10.66%	12.16%	Apr. 27, 2010
After Taxes on Distributions | Class P	Return After Taxes on Distributions	29.09%	8.39%	8.58%	Apr. 27, 2010
After Taxes on Distributions and Sales | Class P	Return After Taxes on Distributions and Sale of Fund Shares	19.63%	7.93%	8.36%	Apr. 27, 2010
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	31.42%	11.57%	13.23%
Guggenheim RBP Large-Cap Market Index	Guggenheim RBP® Large-Cap Market IndexSM (reflects no deduction for fees, expenses or taxes)	32.83%	12.20%	13.74%

Transparent Value Trust | Guggenheim RBP Large-Cap Value Fund
Guggenheim RBP® Large-Cap Value Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 103 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 65 of the Fund’s prospectus and the “How to Purchase Shares” section on page 39 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses		5.29%	4.99%	5.04%	5.06%
Other Expenses (as a percentage of Assets):		5.45%	5.00%	5.05%	5.07%
Expenses (as a percentage of Assets)		6.45%	6.75%	5.80%	6.07%
Fee Waiver or Reimbursement	[1]	(5.24%)	(4.79%)	(4.84%)	(4.86%)
Net Expenses (as a percentage of Assets)		1.21%	1.96%	0.96%	1.21%
[1]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed through February 1, 2021 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.20%, Class C-1.95%, Institutional Class-0.95%, and Class P-1.20%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund - USD ($)	Class A	Class C	Institutional Class	Class P
Expense Example, with Redemption, 1 Year	592	299	98	123
Expense Example, with Redemption, 3 Years	1,849	1,566	1,295	1,370
Expense Example, with Redemption, 5 Years	3,070	2,885	2,473	2,590
Expense Example, with Redemption, 10 Years	5,970	5,987	5,337	5,528

Expense Example, No Redemption - USD ($)	Transparent Value Trust Guggenheim RBP Large-Cap Value Fund Class C
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	1,566
Expense Example, No Redemption, 5 Years	2,885
Expense Example, No Redemption, 10 Years	5,987

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Value Index. The Value Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts ("REITs"), in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that have been selected for inclusion in the Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) by applying Guggenheim Investments' Required Business Performance® (RBP®) Probability scores (as defined below). The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Value Index focuses on companies in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that are believed to have the highest RBP® probabilities. As of December 31, 2019, the Value Index was composed of 100 securities. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Investment Manager will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies that comprise the Index at the time of initial purchase. This investment policy may be changed by the Fund upon 60 days’ prior notice to shareholders. The Index is rebalanced quarterly. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Large-capitalization companies are those that constitute the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM. As of December 31, 2019, market capitalizations of companies included in the Value Index ranged from approximately $5.7 billion to $437.2 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in exchange-traded funds ("ETFs"), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when or if the Fund is small.
Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Interest Rate Risk — Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The risks associated with rising interest rates are heightened given the recent low interest rate environment.
Investment in Investment Vehicles Risk — Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.
Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.
The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value or errors can be made in the quantitative analysis when calculating RBP® Probability scores, for example. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis. Quantitative analysis also can be subject to errors and mistakes, such as errors when calculating RBP® Probability scores, for example.
REIT Risk — In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Value Stocks Risk — Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance and the Guggenheim RBP® Large-Cap Value IndexSM. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Best Quarter – March 31, 2019	14.03%
Worst Quarter – December 31, 2018	-13.50%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class shares only. After-tax returns for other classes will vary. The returns shown below reflect applicable sales charges, if any.

Average Annual Total Returns - Transparent Value Trust - Guggenheim RBP Large-Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A	19.39%	6.56%	9.94%	Apr. 18, 2011
Class C	Class C	23.39%	7.00%	9.91%	Apr. 18, 2011
Institutional Class	Return Before Taxes	25.58%	8.11%	10.84%	Feb. 10, 2011
Class P	Class P	25.29%	7.86%	10.76%	Apr. 18, 2011
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	24.65%	6.08%	7.77%	Feb. 10, 2011
After Taxes on Distributions and Sales | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	15.25%	5.69%	7.53%	Feb. 10, 2011
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	26.12%	9.48%	11.38%
Guggenheim RBP Large-Cap Value Index	Guggenheim RBP® Large-Cap Value IndexSM (reflects no deduction for fees, expenses or taxes)	26.99%	9.34%	12.20%

Transparent Value Trust | Guggenheim Directional Allocation Fund
Guggenheim Directional Allocation Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 103 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 65 of the Fund’s prospectus and the “How to Purchase Shares” section on page 39 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim Directional Allocation Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim Directional Allocation Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component2 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component3 Other Expenses		0.16%	0.17%	0.17%	0.19%
Other Expenses (as a percentage of Assets):		0.32%	0.18%	0.18%	0.20%
Expenses (as a percentage of Assets)		1.52%	2.13%	1.13%	1.40%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.02%)	(0.02%)	(0.04%)
Net Expenses (as a percentage of Assets)		1.51%	2.11%	1.11%	1.36%
[1]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed through February 1, 2021 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.50%, Class C-2.10%, Institutional Class-1.10%, and Class P-1.35%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim Directional Allocation Fund - USD ($)	Class A	Class C	Institutional Class	Class P
Expense Example, with Redemption, 1 Year	621	314	113	138
Expense Example, with Redemption, 3 Years	932	665	357	439
Expense Example, with Redemption, 5 Years	1,264	1,142	620	762
Expense Example, with Redemption, 10 Years	2,201	2,461	1,373	1,676

Expense Example, No Redemption - USD ($)	Transparent Value Trust Guggenheim Directional Allocation Fund Class C
Expense Example, No Redemption, 1 Year	214
Expense Example, No Redemption, 3 Years	665
Expense Example, No Redemption, 5 Years	1,142
Expense Example, No Redemption, 10 Years	2,461

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside — including up to 100% cash allocation — during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) by applying Guggenheim Investments' Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim Directional Series Indexes (the “Directional Series Indexes”) — the Guggenheim RBP® Large-Cap Market IndexSM (with components that have betas close to one), the Guggenheim RBP® Large-Cap Aggressive IndexSM (with components that have betas higher than one) and the Guggenheim RBP® Large-Cap Defensive IndexSM (with components that have betas lower than one) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. The components of each of the Directional Series Indexes are derived from the Dow Jones U.S. Large-Cap Total Stock Market Index. As of December 31, 2019, the Directional Allocation Index was composed of 164 securities. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
The Fund will invest in securities representing the holdings of the Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Fund may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Fund will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or short-term funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such funds' advisory fees and operational fees.
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Investment Manager will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities and/or cash or cash equivalents consistent with the weighting of the Index at the time of initial purchase. This investment policy is non-fundamental and was not adopted pursuant to Rule 35d-1 and, therefore, may be changed by the Board without prior notice to shareholders. The Index is rebalanced at least quarterly or more frequently when economic conditions signal changes. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. As of December 31, 2019, market capitalizations of companies included in the Directional Index ranged from approximately $4 billion to $1.2 trillion.
The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in exchange-traded funds (“ETFs”), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The short-term funds in which the Fund will invest include short-term investment companies advised by the Investment Manager or an affiliate of the Investment Manager, or short-term ETFs, that invest in short-term fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Investment Manager, to be of comparable quality; (ii) collateralized loan obligations (“CLOs”), other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories—and decreases in the value of these investments may cause the Fund to deviate from its investment objective.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Cash and Cash Equivalents Risk — When all or a portion of the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.
Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when or if the Fund is small.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value per share. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened counterparty, credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Interest Rate Risk — Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The risks associated with rising interest rates are heightened given the recent low interest rate environment.
Investment in Investment Vehicles Risk — Investing in other investment vehicles, including ETFs, investment companies managed by the Investment Manager, or an affiliate of the Investment Manager, that invest in short-term fixed-income and floating rate securities ("affiliated short-term funds"), and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares. Certain risks are also specific to investments in affiliated short-term funds in which the Fund invests, as follows:
Asset-Backed Securities Risk — Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are particularly subject to credit, liquidity and valuation risks. The terms of many structured finance investments and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk — Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. An affiliated short-term fund's investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Investment in Loans Risk — An affiliated short-term fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk and extension risk. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. An affiliated short-term fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. An affiliated short-term fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent or otherwise default. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the affiliated short-term fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Participations in loans may subject the affiliated short-term fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the affiliated short-term fund as legal action may have to go through the seller of the participations (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. An affiliated short-term fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
Large-Capitalization Securities Risk — The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.
Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.
The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value or errors can be made in the quantitative analysis when calculating RBP® Probability scores, for example. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis. Quantitative analysis also can be subject to errors and mistakes, such as errors when calculating RBP® Probability scores, for example.
REIT Risk — In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance and the Guggenheim Directional Allocation IndexSM. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Effective July 19, 2016, certain changes were made to the Fund’s principal investment strategies.

Best Quarter – March 31, 2019	15.49%
Worst Quarter – December 31, 2018	-16.51%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2019)
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class shares only. After-tax returns for other classes will vary. The returns below reflect applicable sales charges, if any.

Average Annual Total Returns - Transparent Value Trust - Guggenheim Directional Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A	23.82%	8.51%	11.13%	Jun. 18, 2012
Class C	Class C	28.11%	9.02%	11.25%	Jun. 18, 2012
Institutional Class	Return Before Taxes	30.46%	10.14%	12.37%	Jun. 18, 2012
Class P	Class P	30.09%	9.87%	12.10%	Jun. 18, 2012
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	25.68%	8.69%	10.50%	Jun. 18, 2012
After Taxes on Distributions and Sales | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	20.85%	7.88%	9.48%	Jun. 18, 2012
Dow Jones U.S Large-Cap Total Stock Market Index	Dow Jones U.S. Large-Cap Total Stock Market IndexSM (reflects no deduction for fees, expenses or taxes)	31.42%	11.57%	14.62%
Guggenheim Directional Allocation Index	Guggenheim Directional Allocation IndexSM (reflects no deduction for fees, expenses or taxes)	31.92%	11.33%	13.69%

Transparent Value Trust | Guggenheim SMID-Cap Directional Allocation Fund
Guggenheim SMID-Cap Directional Allocation Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim SMID-Cap Directional Allocation IndexSM (the “SMID-Cap Directional Allocation Index” or “Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Family of Funds, as defined on page 103 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 65 of the Fund’s prospectus and the “How to Purchase Shares” section on page 39 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Transparent Value Trust - Guggenheim SMID-Cap Directional Allocation Fund	Class A		Class C		Institutional Class	Class P
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	[2]	none	none
[1]	A 1.25% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 18 months of purchase.
[2]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Transparent Value Trust - Guggenheim SMID-Cap Directional Allocation Fund		Class A	Class C	Institutional Class	Class P
Management Fees (as a percentage of Assets)		1.15%	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Component1 Other Expenses		0.15%	none	none	none
Component3 Other Expenses	[1]	1.01%	1.02%	1.03%	1.04%
Other Expenses (as a percentage of Assets):		1.16%	1.02%	1.03%	1.04%
Expenses (as a percentage of Assets)		2.56%	3.17%	2.18%	2.44%
Fee Waiver or Reimbursement	[2]	(0.86%)	(0.87%)	(0.88%)	(0.89%)
Net Expenses (as a percentage of Assets)		1.70%	2.30%	1.30%	1.55%
[1]	Because the Fund is not yet in operation, Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	Guggenheim Partners Investment Management, LLC (“Guggenheim Investments” or the “Investment Manager”) has contractually agreed through February 1, 2021 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.70%, Class C-2.30%, Institutional Class-1.30%, and Class P-1.55%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Transparent Value Trust - Guggenheim SMID-Cap Directional Allocation Fund - USD ($)	Class A	Class C	Institutional Class	Class P
Expense Example, with Redemption, 1 Year	738	333	132	158
Expense Example, with Redemption, 3 Years	1,249	896	597	676

Expense Example, No Redemption - USD ($)	Transparent Value Trust Guggenheim SMID-Cap Directional Allocation Fund Class C
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	896

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, the Fund's portfolio turnover rate is not available.

PRINCIPAL INVESTMENT STRATEGIES
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the SMID-Cap Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside —including up to 100% cash allocation- during market downturns. The SMID-Cap Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) by applying Guggenheim Investments' Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim SMID-Cap Directional Series Indexes (the “SMID-Cap Directional Series Indexes”) — the Guggenheim RBP® SMID-Cap Market Index SM (with components that have betas close to one), the Guggenheim RBP® SMID-Cap Aggressive Index SM (with components that have betas higher than one) and the Guggenheim RBP® SMID-Cap Defensive Index SM (with components that have betas lower than one) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. The components of each of the SMID-Cap Directional Series Indexes are derived from the Dow Jones U.S. Small-Cap Total Stock Market Index and the the Dow Jones U.S. Mid-Cap Total Stock Market Index. As of December 31, 2019, the SMID-Cap Directional Allocation Index was composed of 100 securities. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
The Fund will invest in securities representing the holdings of the SMID-Cap Directional Allocation Index, and cash or cash equivalents to the extent the Index is allocated to cash. The Fund may be invested in any combination of securities and cash or cash equivalents, as defined by the Index methodology weights. In accordance with the Index methodology, the Index may be 100% allocated to cash. In such circumstances, the Fund will also hold 100% of its assets in cash or cash equivalents. The cash equivalents consist of shares of money market mutual funds and short-term funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. To the extent that the Fund invests in money market mutual funds or short-term funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such funds' advisory fees and operational fees.
The Fund will generally invest in all of the securities comprising the Index in proportion to the weightings in the Index. Under various circumstances where it may not be possible or practicable (that is, in instances when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or due to legal restrictions (for instance tax diversification requirements that apply to the Fund but not the Index or the Investment Manager is restricted from purchasing securities of a particular company on behalf of the Fund)) to purchase all of the securities in the Index or amounts of such securities in proportion to their weighting in the Index, the Investment Manager will utilize a sampling methodology. Sampling means that quantitative analysis is used to select securities that represent a sample of the securities in the Index with a similar investment profile as the Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities that comprise the Index. The Index is rebalanced at least quarterly or more frequently when economic conditions signal changes. In addition, the Index is reviewed on an ongoing basis to account for corporate actions such as mergers or de-listings. The Investment Manager may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Small-capitalization and medium-capitalization companies are those that constitute the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM, respectively. As of December 31, 2019, market capitalizations of companies included in the SMID-Cap Directional Allocation Index ranged from approximately $598.9 million to $15.1 billion.
The Fund also may invest up to 20% of its net assets in common stocks and REITs not included in the Index, but which the Investment Manager believes will help the Fund track the Index, as well as in exchange-traded funds ("ETFs"), futures, put and call options, interest rate, index and total return swap contracts, cash and cash equivalents. Such investments are intended to improve liquidity, reduce transaction costs and help the Fund stay fully invested, and are not intended to be used for hedging or speculative investment purposes. The Investment Manager does not invest Fund assets based on its opinion of a security, instrument or company.
The short-term funds in which the Fund will invest include short-term investment companies advised by the Investment Manager or an affiliate of the Investment Manager, or short-term ETFs, that invest in short-term fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Investment Manager, to be of comparable quality; (ii) collateralized loan obligations (“CLOs”), other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories—and decreases in the value of these investments may cause the Fund to deviate from its investment objective.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated. The Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund. The Board may change the Fund’s investment objective, investment strategy, Index and other policies without shareholder notice or approval, except as otherwise indicated.
Due to its investment strategies, the turnover rate of the Fund should generally be similar to the turnover rate of the Index. As a result, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than for a fund with a buy and hold strategy. Higher transaction costs may negatively impact the Fund’s performance.
Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Cash and Cash Equivalents Risk — When all or a portion of the Fund’s assets are allocated to cash or cash equivalents, the Fund’s potential for gain during a market upswing may be limited and there is a possibility that the cash account will not be able to keep pace with inflation. Cash equivalents include shares in money market funds that invest in short-term, high-quality instruments, the value of which generally are tied to changes in interest rates. Cash equivalents are not guaranteed as to principal or interest, and the Fund could lose money through these investments.
Concentration Risk — The Fund’s assets will only be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund would be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries. The amount of Fund assets in a particular industry may not match the industry’s representation in the Index during rebalancing or when or if the Fund is small.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Derivatives Risk — Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value per share. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the over-the-counter ("OTC") market. OTC derivatives are subject to heightened counterparty, credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Equity Securities Risk — Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Index Methodology Risk — There is no assurance that the index methodology will successfully identify companies that exhibit low or high probability scores or the Index will outperform the performance of other indices based on different methodologies.
Interest Rate Risk — Fixed-income and other debt instruments are subject to the possibility that interest rates could change. Changes in interest rates may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed-income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of fixed-income and other debt instruments decline and when interest rates decrease, the values of fixed-income and other debt instruments rise. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The risks associated with rising interest rates are heightened given the recent low interest rate environment.
Investment in Investment Vehicles Risk — Investing in other investment vehicles, including ETFs, investment companies managed by the Investment Manager, or an affiliate of the Investment Manager, that invest in short-term fixed-income and floating rate securities ("affiliated short-term funds"), and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares. Certain risks are also specific to investments in affiliated short-term funds in which the Fund invests, as follows:
Asset-Backed Securities Risk — Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are particularly subject to credit, liquidity and valuation risks. The terms of many structured finance investments and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk — Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. An affiliated short-term fund's investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
High Yield and Unrated Securities Risk — High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Investment in Loans Risk — An affiliated short-term fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk and extension risk. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. An affiliated short-term fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. An affiliated short-term fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent or otherwise default. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the affiliated short-term fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. Participations in loans may subject the affiliated short-term fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the affiliated short-term fund as legal action may have to go through the seller of the participations (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. An affiliated short-term fund invests in or is exposed to loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
Liquidity Risk — The Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like, including in response to rebalancings or reconstitutions of the Index. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance and the Fund’s degree of correlation with the return of the Index.
Mid-Capitalization Securities Risk — The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Non-Correlation Risk — The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Since the Index constituents may vary on a quarterly basis, the Fund’s costs associated with rebalancing may be greater than those incurred by other funds that track indices whose composition changes less frequently. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.
Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Index.  For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Index.
The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. If the Fund utilizes a sampling approach, or otherwise holds investments other than those which comprise the Index, its return may not correlate as well with the return of the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.
Non-Diversification Risk — The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Passive Management Risk — Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Index.
Quantitative Investment Strategy Risk — The Fund seeks to track a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value or errors can be made in the quantitative analysis when calculating RBP® Probability scores, for example. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis. Quantitative analysis also can be subject to errors and mistakes, such as errors when calculating RBP® Probability scores, for example.
REIT Risk — In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed.
Small-Capitalization Securities Risk — The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large- capitalization companies.
U.S. Government Securities Risk — U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

PERFORMANCE INFORMATION
The Fund has not commenced operations and, therefore, does not have performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to its Index. Once the Fund commences operations, performance for the Fund will be updated daily, monthly and quarterly and may be obtained online at www.guggenheiminvestments.com or by calling 1-888-727-6885.